Expense Example	Apr. 29, 2026 USD ($)
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,630
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,796
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	643
Expense Example, with Redemption, 3 Years	839
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	1,663
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,812
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
INVESCO CONVERTIBLE SECURITIES FUND | INVESCO CONVERTIBLE SECURITIES FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	629
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	1,508
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,666
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Invesco International Diversified Fund | Invesco International Diversified Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,021
Invesco International Diversified Fund | Invesco International Diversified Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,176
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	486
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,834
Invesco International Diversified Fund | Invesco International Diversified Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	650
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	1,751
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,916
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	651
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,762
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,919
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	511
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,463
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,741
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	809
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,552
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,718
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	637
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	1,597
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,755
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	803
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	1,530
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,697
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	630
Expense Example, with Redemption, 3 Years	800
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,519
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,686
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	639
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	1,619
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,776
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	901
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	1,892
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,016
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 942